Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTMS

1-32602

05067297

NYSE

September 27, 2005

RECD S.E.C.
SEP 2 7 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
SEP 28 2005
THOMSON

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Enhanced S&P 500® Covered Call Fund Inc., Common Stock ($.001 par value). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 27, 2005. Tentative listing date – September 28, 2005.

Sincerely,

Paras Madho

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